Centre American Select Equity Fund
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Aerospace & Defense - 9.5%
General Dynamics Corp.	31,975	$ 11,873,916
Hexcel Corp.	91,644	8,492,649
Huntington Ingalls Industries, Inc.	43,873	12,775,818
RTX Corp.	66,142	13,739,678
		46,882,061

Chemicals - 6.6%
Air Products & Chemicals, Inc.	44,703	13,833,790
Celanese Corp.	206,574	9,394,986
Eastman Chemical Co.	125,504	9,091,510
		32,320,286

Electrical Equipment - 6.1%
GE Vernova, Inc.	11,803	10,605,350
Generac Holdings, Inc. (a)	43,166	8,002,113
Rockwell Automation, Inc.	27,128	11,513,937
		30,121,400

Food Products - 1.9%
Archer-Daniels-Midland Co.	116,501	9,470,366

Ground Transportation - 6.8%
CSX Corp.	255,589	12,909,800
JB Hunt Transport Services, Inc.	40,645	10,790,028
Knight-Swift Transportation Holdings, Inc.	146,495	10,036,373
		33,736,201

Industrial Conglomerates - 2.1%
3M Co.	61,349	10,541,599

Machinery - 2.1%
AGCO Corp.	88,270	10,443,224

Metals & Mining - 10.7%
Agnico Eagle Mines Ltd.	49,663	10,087,052
Freeport-McMoRan, Inc.	176,652	13,379,622
Newmont Goldcorp Corp.	127,682	16,095,593
Nucor Corp.	53,178	13,275,356
		52,837,623

Oil, Gas & Consumable Fuels - 18.9%
Antero Resources Corp. (a)	348,384	13,405,816
Chevron Corp.	20,179	4,159,699
Diamondback Energy, Inc.	46,772	9,376,851
EQT Corp.	229,907	12,456,361
Expand Energy Corp.	127,470	12,512,455
ExxonMobil Holdings Corp.	44,012	7,083,732
Occidental Petroleum Corp.	160,446	9,655,640
Phillips 66	49,427	12,187,710
Range Resources Corp.	308,576	12,750,360
		93,588,624

Semiconductors & Semiconductor Equipment - 24.4%
Advanced Micro Devices, Inc. (a)		17,115		8,056,373
Analog Devices, Inc.		30,040		10,878,686
Applied Materials, Inc.		8,997		4,124,135
Broadcom, Inc.		36,144		13,385,569
KLA Corp.		14,351		2,517,883
Lam Research Corp.		13,950		4,205,785
Microchip Technology, Inc.		174,589		12,823,562
Micron Technology, Inc.		12,097		11,597,757
NVIDIA Corp.		185,732		41,005,911
Texas Instruments, Inc.		46,761		12,200,412
				120,796,073

Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.		56,174		17,798,732
Super Micro Computer, Inc. (a)		363,438		13,548,968
				31,347,700
TOTAL COMMON STOCKS (Cost $403,465,672)				472,085,157

REAL ESTATE INVESTMENT TRUSTS - 4.0%		Shares		Value
Industrial REITs - 2.1%
Prologis, Inc.		74,195		10,381,364

Specialized REITs - 1.9%
Weyerhaeuser Co.		393,527		9,196,726
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $20,312,905)				19,578,090

PURCHASED OPTIONS - 0.3% (a)	Notional Amount	Contracts		Value
Put Options - 0.3%
S&P 500 Index, Expiration: 12/18/2026; Exercise Price: $6,025.00 (b)(c)	481,920,978	627		1,479,720
TOTAL PURCHASED OPTIONS (Cost $4,406,630)				1,479,720

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%		Shares		Value
First American Government Obligations Fund - Class X, 3.59% (d)		1,056,985		1,056,985
TOTAL MONEY MARKET FUNDS (Cost $1,056,985)				1,056,985

TOTAL INVESTMENTS - 100.0% (Cost $429,242,192)				494,199,952
Other Assets in Excess of Liabilities - 0.0% (e)			0.00038	188,782
TOTAL NET ASSETS - 100.0%				$ 494,388,734

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(e)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Centre American Select Equity Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 472,085,157	$ –	$ –	$ 472,085,157
Real Estate Investment Trusts	19,578,090	–	–	19,578,090
Purchased Options	–	1,479,720	–	1,479,720
Money Market Funds	1,056,985	–	–	1,056,985
Total Investments	$ 492,720,232	$ 1,479,720	$ –	$ 494,199,952

Refer to the Schedule of Investments for further disaggregation of investment categories.